Average Annual Total Returns - FidelityFund-KPRO - FidelityFund-KPRO - Fidelity Fund	Aug. 29, 2024
Fidelity Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	31.03%
Past 5 years	16.98%
Past 10 years	12.19%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%